STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

February 1, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:
Post-Effective Amendment No. 247 to the Registration Statement on Form N-1A for the Alpha Risk Hedged Dividend Equity Fund, a series of the Starboard Investment Trust (File Nos. 333-165711 and 811-22298).

Ladies and Gentlemen,
On behalf of our client,  Starboard Investment Trust (the "Trust"), pursuant to (i) the Securities Act of 1933 and Rule 485(a) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Post-Effective Amendment No. 247 to the Registration Statement of the Trust.
The Alpha Risk Hedged Dividend Equity Fund, previously known as the Cavalier Hedged Equity Fund, has recently appointed a new investment advisor and changed its name. It is therefore no longer a member of the Cavalier Fund family (each also a series of the Starboard Investment Trust), and this post-effective amendment seeks to establish a separate prospectus and statement of additional information.

If you have any questions concerning the foregoing, please contact the undersigned at 252.972.9922.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531